Portfolio of Investments – as of September 30, 2025 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 97.5% of Net Assets
	Aerospace & Defense — 2.0%
117,958	Boeing Co.(a)	$25,458,875
	Air Freight & Logistics — 0.4%
41,953	Expeditors International of Washington, Inc.	5,143,018
	Automobile Components — 0.3%
256,950	Mobileye Global, Inc., Class A(a)	3,628,134
	Automobiles — 5.3%
355,800	General Motors Co.	21,693,126
106,586	Tesla, Inc.(a)	47,400,926
		69,094,052
	Banks — 6.5%
401,000	Bank of America Corp.	20,687,590
307,400	Citigroup, Inc.	31,201,100
8,545	First Citizens BancShares, Inc., Class A	15,288,372
214,500	Wells Fargo & Co.	17,979,390
		85,156,452
	Beverages — 2.8%
11,509	Boston Beer Co., Inc., Class A(a)	2,433,233
36,600	Constellation Brands, Inc., Class A	4,928,922
370,400	Keurig Dr. Pepper, Inc.	9,448,904
289,601	Monster Beverage Corp.(a)	19,493,043
		36,304,102
	Biotechnology — 2.7%
47,914	Alnylam Pharmaceuticals, Inc.(a)	21,848,784
54,221	CRISPR Therapeutics AG(a)	3,514,063
18,616	Regeneron Pharmaceuticals, Inc.	10,467,218
		35,830,065
	Broadline Retail — 2.8%
10,743	Alibaba Group Holding Ltd., ADR	1,920,097
157,346	Amazon.com, Inc.(a)	34,548,461
		36,468,558
	Capital Markets — 8.1%
190,500	Bank of New York Mellon Corp.	20,756,880
295,545	Charles Schwab Corp.	28,215,681
13,246	FactSet Research Systems, Inc.	3,794,846
117,900	Intercontinental Exchange, Inc.	19,863,792
10,958	MSCI, Inc.	6,217,679
82,682	SEI Investments Co.	7,015,568
174,500	State Street Corp.	20,243,745
		106,108,191
	Chemicals — 1.2%
234,500	Corteva, Inc.	15,859,235
	Consumer Finance — 1.5%
92,285	Capital One Financial Corp.	19,617,945
	Distributors — 1.0%
94,800	Genuine Parts Co.	13,139,280
	Electronic Equipment, Instruments & Components — 1.7%
102,100	TE Connectivity PLC	22,414,013
	Entertainment — 6.4%
36,759	Netflix, Inc.(a)	44,071,100
113,693	Walt Disney Co.	13,017,849
1,375,200	Warner Bros. Discovery, Inc.(a)	26,857,656
		83,946,605
	Financial Services — 3.1%
63,750	Block, Inc.(a)	4,607,212
79,900	Fiserv, Inc.(a)	10,301,507
59,531	PayPal Holdings, Inc.(a)	3,992,149
64,933	Visa, Inc., Class A	22,166,828
		41,067,696
Shares	Description	Value (†)
	Health Care Equipment & Supplies — 1.5%
96,800	GE HealthCare Technologies, Inc.	$7,269,680
12,467	Intuitive Surgical, Inc.(a)	5,575,617
66,500	Zimmer Biomet Holdings, Inc.	6,550,250
		19,395,547
	Health Care Providers & Services — 0.7%
29,600	Elevance Health, Inc.	9,564,352
	Health Care Technology — 2.1%
202,020	Doximity, Inc., Class A(a)	14,777,763
41,220	Veeva Systems, Inc., Class A(a)	12,279,850
		27,057,613
	Hotels, Restaurants & Leisure — 2.6%
155,100	Airbnb, Inc., Class A(a)	18,832,242
84,896	Starbucks Corp.	7,182,201
79,842	Yum China Holdings, Inc.	3,426,819
28,176	Yum! Brands, Inc.	4,282,752
		33,724,014
	Insurance — 3.2%
260,400	American International Group, Inc.	20,451,816
63,300	Willis Towers Watson PLC	21,866,985
		42,318,801
	Interactive Media & Services — 9.5%
283,505	Alphabet, Inc., Class A	68,920,065
23,010	Alphabet, Inc., Class C	5,604,086
67,958	Meta Platforms, Inc., Class A	49,906,996
		124,431,147
	IT Services — 1.2%
105,222	Shopify, Inc., Class A(a)	15,637,042
	Life Sciences Tools & Services — 1.3%
36,059	Illumina, Inc.(a)	3,424,523
73,300	IQVIA Holdings, Inc.(a)	13,922,602
		17,347,125
	Machinery — 1.6%
45,153	Deere & Co.	20,646,661
	Media — 0.9%
42,600	Charter Communications, Inc., Class A(a)	11,719,473
	Oil, Gas & Consumable Fuels — 4.4%
215,300	ConocoPhillips	20,365,227
131,938	EOG Resources, Inc.	14,792,889
162,100	Phillips 66	22,048,842
		57,206,958
	Passenger Airlines — 1.5%
340,400	Delta Air Lines, Inc.	19,317,700
	Pharmaceuticals — 2.2%
154,400	Merck & Co., Inc.	12,958,792
33,549	Novartis AG, ADR	4,302,324
139,630	Novo Nordisk AS, ADR	7,748,069
101,402	Roche Holding AG, ADR	4,239,617
		29,248,802
	Professional Services — 1.3%
63,600	Equifax, Inc.	16,315,308
	Real Estate Management & Development — 1.4%
119,900	CBRE Group, Inc., Class A(a)	18,891,444
	Semiconductors & Semiconductor Equipment — 6.8%
86,063	ARM Holdings PLC, ADR(a)	12,177,054
374,720	NVIDIA Corp.	69,915,257
42,058	QUALCOMM, Inc.	6,996,769
		89,089,080
	Software — 8.6%
51,987	Autodesk, Inc.(a)	16,514,710

Shares	Description	Value (†)
	Software — continued
34,636	Microsoft Corp.	$17,939,716
145,941	Oracle Corp.	41,044,447
118,741	Salesforce, Inc.	28,141,617
33,447	Workday, Inc., Class A(a)	8,051,697
		111,692,187
	Textiles, Apparel & Luxury Goods — 0.9%
137,000	NIKE, Inc., Class B	9,553,010
332,867	Under Armour, Inc., Class A(a)	1,661,006
		11,214,016
	Total Common Stocks (Identified Cost $715,127,870)	1,274,053,491

Principal Amount
Short-Term Investments — 2.4%
$30,851,232
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 9/30/2025 at
2.650% to be repurchased at $30,853,502
on 10/01/2025  collateralized by $7,463,800
U.S. Treasury Note, 1.750% due 1/31/2029 valued
at $7,039,956; $24,144,200 U.S. Treasury Note,
3.625% due 5/31/2028 valued at $24,428,494
including accrued interest(b)
(Identified Cost $30,851,232)
		30,851,232
	Total Investments — 99.9% (Identified Cost $745,979,102)	1,304,904,723
	Other assets less liabilities — 0.1%	1,565,051
	Net Assets — 100.0%	$1,306,469,774

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,274,053,491	$ —	$ —	$1,274,053,491
Short-Term Investments	—	30,851,232	—	30,851,232
Total Investments	$1,274,053,491	$30,851,232	$—	$1,304,904,723

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.